Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

13. Other Expenses

Information on other expenses was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Compensation	$306	$283	$148
Commissions	1,418	936	796
Volume-related costs	162	130	308
Affiliated interest costs on ceded reinsurance	271	162	107
Capitalization of DAC	(1,342)	(858)	(703)
Amortization of DAC and VOBA	1,156	770	273
Interest expense on debt and debt issuance costs	389	472	71
Premium taxes, licenses & fees	75	47	45
Professional services	50	38	17
Rent	29	29	3
Other	401	363	269
Total other expenses	$2,915	$2,372	$1,334

Capitalization of DAC and Amortization of DAC and VOBA

See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization. See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

Interest Expense on Debt and Debt Issuance Costs

Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

Affiliated Expenses

Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.